EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2011
EQUITY METHOD INVESTMENTS [Abstract]
Schedule of participation in investments recorded using the equity method
As of December 31, the Company had the following participation in investments that are recorded using the equity method:

	2011	2010
Front Tobago Shipping Corporation	-	40%
CalPetro Tankers (Bahamas I) Limited	100%	100%
CalPetro Tankers (Bahamas II) Limited	100%	100%
CalPetro Tankers (IOM) Limited	100%	100%
Orion Tankers Ltd.	50%	-
Frontline 2012 Ltd.	8.8%	-

Summarized balance sheet information of equity method investees
Summarized financial statements of investees of which the Company has determined it is not the primary beneficiary and accounts for under the equity method as of December 31, is as follows:

(in thousands of $)	2011	2010
Current assets	16,142	17,792
Non current assets	25,038	34,975
Current liabilities	10,438	10,611
Non current liabilities	28,577	38,103

Summarized statement of operations information of equity method investees
(in thousands of $)	2011	2010	2009
Net operating revenues	3,295	4,115	5,047
Net operating income	2,912	3,811	4,694
Net loss	(600)	(515)	(544)